S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation - ZA Sponsor I LLC [Member]	Nov. 06, 2026 USD ($) $ / shares shares
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	171,750
Price Paid or to be Paid for Securities, Total Amount	$ 1,717,500
Offices, Utilities, and Personnel [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 10,000
Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	7,392,857
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Working Capital [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 1,500,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
Over-allotment Option [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	197,512
Price Paid or to be Paid for Securities, Total Amount	$ 1,975,125